GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of Changes in Goodwill
	December 31,
	2016	2015

Opening balance	$-	$587
Impairment of Goodwill	-	(587)

	$-	$-